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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985


                            Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Small Cap Value
          SCHEDULE OF INVESTMENTS  2/28/2007

Shares                                                   Value

          COMMON STOCKS - 92.5 %
          Energy - 5.7 %
          Coal & Consumable Fuels - 0.4 %
179,225   Massey Energy Co.                           $ 4,347,999
          Oil & Gas Drilling - 0.4 %
124,000   Todco * (b)                                 $ 4,225,920
          Oil & Gas Equipment And Services - 2.8 %
364,825   Dresser-Rand Group, Inc. *                  $ 9,474,505
229,625   Gulfmark offshore, Inc. *                     9,083,965
552,800   Key Energy Services, Inc. *                   9,121,200
                                                      $27,679,670
          Oil & Gas Exploration & Production - 2.1 %
194,175   Forest Oil Corp. * (b)                      $ 6,194,183
91,050    Penn Virginia Corp.                           6,344,364
213,950   Southwestern Energy Co. *                     8,344,050
                                                      $20,882,597
          Total Energy                                $57,136,186
          Materials - 2.6 %
          Gold - 1.6 %
285,356   Goldcorp, Inc.                              $ 7,650,394
991,167   IAMGOLD Corp. (b)                             8,286,156
                                                      $15,936,550
          Paper Products - 0.3 %
374,200   Domtar, Inc. * (b)                          $ 3,128,312
          Specialty Chemicals - 0.4 %
350,839   Chemtura Corp.                              $ 4,027,632
          Steel - 0.3 %
193,500   NN, Inc.                                    $ 2,289,105
          Total Materials                             $25,381,599
          Capital Goods - 7.3 %
          Aerospace & Defense - 0.7 %
158,405   Orbital Sciences Corp. *                    $ 3,134,835
79,463    United Industrial Corp.                       4,287,029
                                                      $ 7,421,864
          Construction & Engineering - 1.7 %
63,360    EMCOR Group, Inc. *                         $ 3,805,400
190,200   Perini Corp. *                                6,902,358
157,300   URS Corp. *                                   6,538,961
                                                      $17,246,719
          Construction & Farm Machinery & Heavy Trucks - 1.6 %
38,682    Cascade Corp. *                             $ 2,192,110
177,018   Federal Signal Corp.                          1,562,190
30,649    Nacco Industries, Inc.                        3,936,251
259,800   Wabtec Corp.                                  8,365,560
                                                      $16,056,111
          Electrical Component & Equipment - 1.5 %
122,800   Acuity Brands, Inc. *                       $ 6,803,120
73,045    Belden CDT, Inc. *                            3,863,360
474,145   Graftech International, Ltd. *                3,745,746
                                                      $14,412,226
          Industrial Conglomerates - 0.4 %
321,100   Cardiome Pharma Corp. *                     $ 3,538,522
          Industrial Machinery - 1.4 %
200,370   Gardner Denver, Inc. *                      $ 6,786,530
159,200   Kaydon Corp.                                  6,904,504
                                                      $13,691,034
          Total Capital Goods                         $72,366,476
          Commercial Services & Supplies - 3.2 %
          Commercial Printing - 0.5 %
67,686    Consolidated Graphics, Inc. *               $ 4,823,300
          Diversified Commercial Services - 0.7 %
79,435    School Specialty, Inc. * (b)                $ 2,963,720
90,453    The GEO Group, Inc. *                         4,232,296
                                                      $ 7,196,016
          Environmental & Facilities Services - 0.1 %
34,114    Rollins, Inc. *                             $   784,622
          Human Resource & Employment Services - 1.4 %
232,400   Korn/Ferry International *                  $ 5,363,792
202,114   On Assignment, Inc. *                         2,477,918
128,750   Watson Wyatt Worldwide, Inc.                  6,189,013
                                                      $14,030,723
          Office Services & Supplies - 0.5 %
123,812   Knoll, Inc. *                               $ 2,866,248
50,329    Miller (Herman), Inc.                         1,936,157
                                                      $ 4,802,405
          Total Commercial Services & Supplies        $31,637,066
          Transportation - 4.5 %
          Air Freight & Couriers - 0.8 %
204,100   Hub Group, Inc. *                           $ 6,463,847
69,978    Pacer International, Inc.                     1,891,505
                                                      $ 8,355,352
          Airlines - 0.2 %
32,454    Alaska Air Group, Inc * (b)                 $ 1,860,210
          Marine - 1.7 %
122,200   Dryships, Inc. (b)                          $ 2,321,800
231,100   Excel Maritime Carriers, Ltd. *               4,125,135
158,385   Genco Shipping & Trading, Ltd. (b)            4,814,904
426,425   Quintana Maritime, Ltd. (b)                   5,888,929
                                                      $17,150,768
          Railroads - 1.0 %
263,925   Genesee & Wyoming, Inc. *                   $ 6,838,297
79,377    Kansas City Southern Industries, Inc. *       2,543,239
                                                      $ 9,381,536
          Trucking - 0.8 %
55,549    Dollar Thrifty Automotive GP *              $ 2,884,660
205,435   Universal Truckload Services, Inc. *          4,981,799
                                                      $ 7,866,459
          Total Transportation                        $44,614,325
          Consumer Durables & Apparel - 4.6 %
          Apparel, Accessories & Luxury Goods - 1.5 %
226,200   Carter's, Inc. *                            $ 5,435,586
164,700   Phillips-Van Heusen                           9,032,148
                                                      $14,467,734
          Footwear - 1.5 %
348,300   Iconix Brand Group, Inc. *                  $ 7,638,219
272,000   Wolverine World Wide, Inc.                    7,548,000
                                                      $15,186,219
          Housewares & Specialties - 0.9 %
245,325   Jarden Corp. * (b)                          $ 8,986,255
          Leisure Products - 0.7 %
354,300   OAKLEY, Inc. *                              $ 7,433,214
          Total Consumer Durables & Apparel           $46,073,422
          Consumer Services - 2.0 %
          Casinos & Gaming - 0.9 %
270,400   Scientific Games Corp. * (b)                $ 8,842,080
          Hotels, Resorts & Cruise Lines - 0.5 %
167,300   Ambassadors Group, Inc.                     $ 4,968,810
          Restaurants - 0.6 %
324,100   AFC Enterprises, Inc. *                     $ 5,571,279
          Total Consumer Services                     $19,382,169
          Media - 1.4 %
          Advertising - 0.9 %
1,606,300 Harris Interactive, Inc. *                  $ 9,107,721
          Publishing - 0.5 %
211,719   Interactive Data Corp.                      $ 5,091,842
          Total Media                                 $14,199,563
          Retailing - 7.1 %
          Apparel Retail - 7.1 %
450,500   Bebe Stores, Inc. (b)                       $ 8,280,190
143,300   Brown Shoe Co., Inc. *                        7,351,290
256,700   Charlotte Russe, Inc. *                       7,493,073
597,800   Charming Shoppes, Inc. *                      7,454,566
92,000    Guess?, Inc.                                  7,496,160
564,200   New York & Co., Inc. *                        8,163,974
235,900   Payless ShoeSource, Inc. *                    7,289,310
418,912   Stage Stores, Inc. (b)                        9,186,740
361,600   The Dress Barn, Inc. *                        7,600,832
                                                      $70,316,135
          Total Retailing                             $70,316,135
          Food & Drug Retailing - 0.6 %
          Food Retail - 0.6 %
287,200   Alimentation Couche-Tard, Inc.              $ 6,079,138
          Total Food & Drug Retailing                 $ 6,079,138
          Food Beverage & Tobacco - 0.6 %
          Soft Drinks - 0.6 %
159,500   Hansen Natural Corp. *                      $ 5,582,500
          Total Food Beverage & Tobacco               $ 5,582,500
          Household & Personal Products - 1.7 %
          Personal Products - 1.7 %
433,500   Elizabeth Arden *                           $ 9,441,630
467,125   Nu Skin Enterprises, Inc. (b)                 7,927,111
                                                      $17,368,741
          Total Household & Personal Products         $17,368,741
          Health Care Equipment & Services - 7.7 %
          Health Care Equipment - 1.7 %
29,313    Analogic Corp.                              $ 1,640,060
76,500    Biosite, Inc. *                               4,063,680
137,400   Kensey Nash Corp. *                           3,937,884
222,062   Viasys Healthcare, Inc. *                     6,868,378
                                                      $16,510,002
          Health Care Facilities - 1.2 %
182,400   Amsurg Corp. *                              $ 4,204,320
175,400   LCA-Vision, Inc. * (b)                        7,647,440
                                                      $11,851,760
          Health Care Services - 2.2 %
213,000   Amedisys, Inc. * (b)                        $ 6,811,740
41,566    Cross Country Healthcares, Inc. *               791,830
222,500   Inventive Health, Inc. *                      8,114,575
216,277   Lhc Group, Inc. *                             6,202,824
                                                      $21,920,969
          Health Care Supplies - 1.9 %
246,000   Arrow International, Inc.                   $ 8,209,020
314,481   Merit Medical Systems, Inc. *                 4,424,748
150,600   West Pharmaceuticals Services, Inc. *         6,816,156
                                                      $19,449,924
          Health Care Technology - 0.7 %
128,500   Cerner Corp. * (b)                          $ 6,696,135
          Total Health Care Equipment & Services $76,428,790 Pharmaceuticals & Biotechnology - 3.5 %
          Biotechnology - 1.7 %
332,800   Array Biopharma, Inc. *                     $ 3,903,744
241,200   BioMarin Pharmaceutical, Inc. *               4,107,636
107,875   Cubist Pharmaceuticals, Inc. * (b)            2,160,736
174,300   Regeneron Pharmaceuticals, Inc *              3,458,112
93,200    Vertex Pharmaceuticals, Inc. *                2,860,308
                                                      $16,490,536
          Life Sciences Tools & Services - 0.5 %
94,200    Advanced Magnetics, Inc. * (b)              $ 5,554,974
          Pharmaceuticals - 1.3 %
445,500   Salix Pharmaceuticals, Ltd. *               $ 6,330,555
285,200   Sciele Pharma, Inc. *                         6,559,600
                                                      $12,890,155
          Total Pharmaceuticals & Biotechnology       $34,935,665
          Banks - 4.8 %
          Regional Banks - 4.1 %
169,165   Alliance Bankshares Corp. *                 $ 2,681,265
201,000   Cadence Financial Corp. * (b)                 4,154,670
512,550   Cardinal Financial Corp.                      5,207,508
106,200   City National Corp. (b)                       7,665,516
58,900    Signature Bank *                              1,809,408
293,025   Southwest Bancorp, Inc.                       7,460,417
664,575   Sterling Bancshares, Inc.                     7,682,487
200,100   Texas Capital Bancshares, Inc. *              4,028,013
                                                      $40,689,284
          Thrifts & Mortgage Finance - 0.7 %
329,300   BankAtlantic Bancorp, Inc.                  $ 4,201,868
179,750   Provident Financial Services, Inc.            3,156,410
                                                      $ 7,358,278
          Total Banks                                 $48,047,562
          Diversified Financials - 5.2 %
          Asset Management & Custody Banks - 1.8 %
775,244   Apollo Investment Corp.                     $17,582,534
          Consumer Finance - 1.9 %
159,800   Advanta Corp.                               $ 6,118,742
187,125   Advanta Corp. (Class B)                       7,816,211
124,600   Cash America International, Inc.              5,060,006
                                                      $18,994,959
          Investment Banking & Brokerage - 0.6 %
100,775   A.G. Edwards, Inc.                          $ 6,470,763
          Multi-Sector Holding - 0.6 %
360,700   Compass Diversified Trust                   $ 6,193,219
          Specialized Finance - 0.3 %
88,500    Nasdaq Stock Market, Inc. *                 $ 2,648,805
          Total Diversified Financials                $51,890,280
          Insurance - 5.9 %
          Life & Health Insurance - 0.4 %
314,750 American Equity Investment Life Holding $ 4,173,585 Multi-Line Insurance - 0.3 %
1,378,100 Quanta Capital Holdings, Ltd. *             $ 3,045,601
          Property & Casualty Insurance - 2.1 %
567,550   Assured Guaranty, Ltd.                      $16,061,665
39,700    Ohio Casualty Corp.                           1,183,854
137,500   Selective Insurance Group, Inc.               3,360,500
                                                      $20,606,019
          Reinsurance - 3.1 %
402,875   IPC Holdings, Ltd.                          $11,707,548
174,000   Max Re Capital, Ltd.                          4,256,040
229,425   Platinum Underwriter Holdings, Ltd.           7,330,129
442,325   Ram Holdings, Ltd. *                          7,249,707
                                                      $30,543,424
          Total Insurance                             $58,368,629
          Real Estate - 4.2 %
          Industrial Real Estate Investment Trusts - 0.4 %
90,000    First Industrial Realty Trust, Inc. *       $ 4,180,500
          Mortgage Real Estate Investments Trusts - 0.5 %
156,300   KKR Financial Corp.                         $ 4,318,569
          Office Real Estate Investment Trusts - 1.3 %
40,800    Alexandria Real Estate Equities, Inc.       $ 4,291,752
155,761   BioMed Property Trust, Inc.                   4,353,520
98,800    Highwoods Properties, Inc.                    4,364,984
                                                      $13,010,256
          Residential Real Estate Investment Trusts - 0.8 %
66,100    Home Properties, Inc. (b)                   $ 3,872,138
86,800    Post Properties, Inc. *                       4,176,816
                                                      $ 8,048,954
          Retail Real Estate Investment Trusts - 0.4 %
148,700   Realty Income Corp. (b)                     $ 4,090,737
          Specialized Real Estate Investment Trusts - 0.8 %
101,700   Healthcare Realty Trust, Inc.               $ 3,939,858
127,600   Nationwide Health Properties, Inc.            4,221,008
                                                      $ 8,160,866
          Total Real Estate                           $41,809,882
          Software & Services - 6.5 %
          Application Software - 4.3 %
968,550   Aspen Technology, Inc. * (b)                $11,622,600
10,875    Corel Corp.                                     132,675
560,300   Bottomline Technologies, Inc. *               6,858,072
555,575   Sonic Solutions * (b)                         8,072,505
218,150   SPSS, Inc. *                                  7,541,446
892,200   TIBCO Software, Inc. *                        8,074,410
                                                      $42,301,708
          IT Consulting & Other Services - 1.1 %
422,400   Gartner Group, Inc. *                       $ 8,937,984
138,884   NCI, Inc. *                                   2,334,640
                                                      $11,272,624
          Systems Software - 1.1 %
1,183,400 Borland Software Corp. * (b)                $ 6,141,846
192,375   Sybase, Inc. *                                4,807,451
                                                      $10,949,297
          Total Software & Services                   $64,523,629
          Technology Hardware & Equipment - 8.2 %
          Communications Equipment - 2.7 %
115,400   Black Box Corp. (b)                         $ 4,371,352
406,100   Dycom Industries, Inc. *                     10,152,500
1,403,100 Symmetricom, Inc. * (b)                      11,870,226
                                                      $26,394,078
          Computer Hardware - 1.2 %
363,275   Avid Technology, Inc. * (b)                 $12,133,385
          Computer Storage & Peripherals - 0.6 %
251,275   Electronics for Imaging, Inc. *             $ 5,734,096
          Electronic Equipment & Instruments - 1.0 %
121,300   Electro Scientific Industries, Inc. *       $ 2,610,376
195,422   Planar Systems, Inc. *                        1,747,073
274,800   Technitrol, Inc.                              6,042,852
                                                      $10,400,301
          Electronic Manufacturing Services - 1.2 %
373,650   Mercury Computer Systems, Inc. *            $ 4,752,828
643,625   Smart Modular Technologies (WWH), Inc. *      6,983,331
                                                      $11,736,159
          Technology Distributors - 1.5 %
792,775   Insight Enterprises, Inc. *                 $15,316,413
          Total Technology Hardware & Equipment       $81,714,432
          Semiconductors - 0.9 %
          Semiconductor Equipment - 0.4 %
245,525   Brooks Automation, Inc. *                   $ 3,813,003
          Semiconductors - 0.5 %
856,900   Lattice Semiconductor Corp. *               $ 5,278,504
          Total Semiconductors                        $ 9,091,507
          Telecommunication Services - 1.3 %
          Integrated Telecommunication Services - 1.3 %
855,225   Alaska Communications Systems Group, Inc.   $12,511,942
          Total Telecommunication Services            $12,511,942
          Utilities - 3.0 %
          Electric Utilities - 1.2 %
232,700   Cleco Corp. *                               $ 6,096,740
224,200   Western Resources, Inc. *                     6,024,254
                                                      $12,120,994
          Gas Utilities - 1.8 %
146,375   AGL Resources, Inc.                         $ 5,961,854
187,300   Atmos Energy Corp.                            5,903,696
190,500   Washington Gas Light Co.                      6,004,560
                                                      $17,870,110
          Total Utilities                             $29,991,104
          TOTAL COMMON STOCKS
          (Cost  $794,292,365)                        $919,450,74
          EXCHANGE TRADED FUNDS - 3.6 %
129,100   DJ Wilshire  ETF (b)                        $12,066,977
135,961   iShares Dow Jones U.S. Real Estate Index Fun 11,982,243
112,300   iShares Cohen & Steers Realty Majors Index F 12,027,330
                                                      $36,076,550
          TOTAL EXCHANGE TRADED FUNDS
          (Cost  $36,698,067)                         $36,076,550
          TEMPORARY CASH INVESTMENTS - 4.7 %
          Repurchase Agreement - 4.7 %
46,300,000UBS Warburg, Inc., 5.23%, dated 2/28/07,
          repurchase price of $46,300,000 plus
          accrued interest on 3/1/07 collateralized by
           $45,629,000 U.S. Treasury Bill, 5.5%, 5/15/$46,300,000
          Security Lending Collateral - 13.9%
138,151,444Security Lending Investment Fund, 5.24%   $138,151,444
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $184,451,449)                      $184,451,444
          TOTAL INVESTMENT IN SECURITIES - 114.7%
          (Cost  $1,015,441,881) (a)              $1,139,978,741
          OTHER ASSETS AND LIABILITIES - (14.7)%  $(146,252,254)
          TOTAL NET ASSETS -100.0%                 $993,726,487


*         Non-income producing security.

(a) At November 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $891,662,050 was as follows:

          Aggregate gross unrealized gain for all
          investments in which there is an excess
          of value over tax cost                      $153,367,328

          Aggregate gross unrealized loss for all
          investments in which there is an excess
          of tax cost over value                     (28,830,468)

          Net unrealized gain                       $124,536,860

(b)        At February 28, 2007, the following
          securities were out on loan:

Shares                      Security                     Value
93,000    Amedisys, Inc. *                            $2,974,140
119,700   Aspen Technology, Inc. *                     1,436,400
16,429    Bebe Stores, Inc.                              301,965
47,000    Black Box Corp.                              1,780,360
1,171,566 Borland Software Corp. *                     6,080,428
18,600    Cerner Corp. *                                 969,246
44,900    City National Corp.                          3,244,474
78,300    Cubist Pharmaceuticals, Inc. *               1,568,349
370,458   Domtar, Inc. *                               3,097,029
192,233   Forest Oil Corp. *                           6,136,077
21,918    Home Properties, Inc.                        1,282,422
60,000    IAMGOLD Corp.                                  504,600
111,177   iShares Cohen & Steers Realty Majors Index   11,923,733
134,601   iShares Dow Jones U.S. Real Estate Index Fun 11,862,386
66,000    Jarden Corp. *                               2,416,920
170,746   LCA-Vision, Inc. *                           7,444,526
117,533   Realty Income Corp.                          3,233,333
80,200    School Specialty, Inc. *                     2,992,262
302,415   Sonic Solutions *                            4,394,190
78,600    Symmetricom, Inc. *                            664,956
61,000    Advanced Magnetics, Inc. *                   3,597,170
27,000    Alaska Air Group, Inc *                        395,010
359,642   Avid Technology, Inc. *                      12,012,043
3,900     Cadence Financial Corp. *                       80,613
5,200     Nu Skin Enterprises, Inc.                       88,244
58,000    Scientific Games Corp. *                     1,896,600
219,500   Stage Stores, Inc.                           4,813,635
72,000    DJ Wilshire  ETF                             6,696,000
32,300    Todco *                                      1,102,076
120,978   Dryships, Inc.                               2,298,582
59,900    Genco Shipping & Trading, Ltd.               1,820,960
422,161   Quintana Maritime, Ltd.                      5,830,043
          Total                                     $114,938,772


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 27, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 27, 2007

* Print the name and title of each signing officer under his or her signature.